UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2015

Date of reporting period: 02/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2015

(Unaudited)

	Shares	Value
Common Stocks (98.90%)
Agriculture, Foods, & Beverage (11.69%)
Archer-Daniels-Midland Co.	3,477,500	$166,502,700
Coca-Cola Co., The	2,054,600	88,964,180
Kellogg Co.	930,000	59,966,400
McCormick & Company Inc.	428,600	32,307,868
Nestle SA ADR	1,175,800	91,882,891
PepsiCo Inc.	641,400	63,485,772

		503,109,811

Banks (4.92%)
M&T Bank Corp.	213,400	25,821,400
Northern Trust Corp.	422,700	29,517,141
U.S. Bancorp	257,900	11,504,919
Wells Fargo & Co.	2,643,100	144,815,449

		211,658,909

Building Materials & Construction (2.00%)
Vulcan Materials Co.	1,039,200	86,253,600

Chemicals (13.92%)
Air Products & Chemicals Inc.	830,000	129,596,200
Croda International PLC	25,800	1,086,680
E.I. du Pont de Nemours & Co.	229,200	17,843,220
International Flavors & Fragrances Inc.	525,000	64,013,250
Novozymes A/S B Shares	135,300	6,564,995
Sigma-Aldrich Corp.	2,750,000	379,665,000

		598,769,345

Computer Software & Services (1.41%)
Automatic Data Processing Inc.	109,900	9,763,516
CDK Global Inc.	36,633	1,715,523
Facebook Inc. Class A (a)	82,675	6,528,845
Google Inc. Class A (a)	14,750	8,298,792
Google Inc. Class C (a)	5,900	3,294,560
SAP SE	444,800	31,280,224

		60,881,460

Computers (4.63%)
Hewlett-Packard Co.	3,019,400	105,195,896
International Business Machines Corp.	580,000	93,925,200

		199,121,096

Consumer & Marketing (5.97%)
AptarGroup Inc.	677,405	44,620,667
Colgate-Palmolive Co.	872,600	61,797,532
Procter & Gamble Co., The	1,765,155	150,267,645

		256,685,844

Electronic/Electrical Manufacturing (4.69%)
Emerson Electric Co.	729,400	42,246,848
General Electric Co.	3,848,900	100,032,911
Keysight Technolgies Inc. (a)	274,035	10,287,274
Linear Technology Corp.	1,023,400	49,312,529

		201,879,562

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.83%)
Berkshire Hathaway Inc. Class A (a)	162	$35,831,160
Berkshire Hathaway Inc. Class B (a)	143	21,080

		35,852,240

Health Care (14.20%)
Abbott Laboratories	847,500	40,146,075
AbbVie Inc.	847,500	51,273,750
Agilent Technologies Inc.	548,071	23,134,077
Amgen Inc.	159,250	25,116,910
Celgene Corp. (a)	61,800	7,510,554
Eli Lilly and Co.	997,000	69,959,490
Johnson & Johnson	2,481,600	254,388,816
Merck & Co. Inc.	296,750	17,371,745
Novo Nordisk A/S Sponsored ADR	174,600	8,337,150
Pfizer Inc.	2,239,031	76,843,544
Roche Holdings Ltd. Sponsored ADR	132,900	4,535,877
Zoetis Inc.	705,696	32,525,529

		611,143,517

Machinery & Manufacturing (7.54%)
3M Co.	564,000	95,118,601
ASML Holding NV NY Reg. Shares	96,650	10,407,272
Caterpillar Inc.	877,700	72,761,330
Deere & Co.	42,900	3,886,740
Donaldson Company Inc.	112,800	4,178,112
HNI Corp.	1,439,200	73,399,200
Illinois Tool Works Inc.	652,500	64,506,150

		324,257,405

Media & Broadcasting (6.60%)
Walt Disney Co., The	2,728,640	283,996,851

Mining & Metals (2.71%)
BHP Billiton PLC	941,859	23,498,498
Nucor Corp.	531,200	24,982,336
Rio Tinto PLC	476,280	23,464,090
Rio Tinto PLC ADR	907,200	44,752,176

		116,697,100

Oil & Gas (10.91%)
BG Group PLC	3,199,100	47,301,163
Chevron Corp.	1,060,000	113,080,800
Devon Energy Corp.	212,204	13,069,644
Dril-Quip Inc. (a)	16,100	1,169,826
Exxon Mobil Corp.	2,615,200	231,549,808
Imperial Oil Ltd.	25,300	977,592
Noble Energy Inc.	89,300	4,217,639
Royal Dutch Shell PLC ADR Class A	456,900	29,867,553
Schlumberger Ltd.	113,200	9,526,912
Spectra Energy Corp.	399,950	14,194,226
Tidewater Inc.	154,191	4,348,186

		469,303,349

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (2.61%)
Wal-Mart Stores Inc.	1,339,100	$112,390,663

Telecom & Telecom Equipment (3.17%)
AT&T Inc.	2,140,534	73,976,855
Corning Inc.	1,284,600	31,344,240
Verizon Communications Inc.	624,900	30,901,305

		136,222,400

Transportation (0.54%)
GATX Corp.	190,700	11,871,075
Union Pacific Corp.	95,150	11,442,739

		23,313,814

Utilities & Energy (0.56%)
Duke Energy Corp.	306,966	24,112,179

Total Common Stocks
(cost $1,159,526,507)		4,255,649,145

Short-term Investments (0.80%)
JPMorgan U.S. Government Money Market Fund	34,369,847	34,369,847

Total Short-term Investments
(cost $34,369,847)		34,369,847

TOTAL INVESTMENTS (99.70%)
(cost $1,193,896,354)		4,290,018,992
OTHER ASSETS, NET OF LIABILITIES (0.30%)		13,060,377

NET ASSETS (100.00%)		$4,303,079,369

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 28, 2015

(Unaudited)

	Shares	Value
Common Stocks (61.89%)
Agriculture, Foods, & Beverage (7.00%)
Archer-Daniels-Midland Co.	940,561	$45,034,061
Campbell Soup Co.	26,000	1,211,340
Coca-Cola Co., The	410,000	17,753,000
Kellogg Co.	310,000	19,988,800
Nestle SA ADR	252,500	19,731,612
PepsiCo Inc.	110,100	10,897,698
Sysco Corp.	165,300	6,445,047

		121,061,558

Banks (3.32%)
M&T Bank Corp.	58,300	7,054,300
Northern Trust Corp.	104,700	7,311,201
U.S. Bancorp	48,300	2,154,663
Wells Fargo & Co.	747,600	40,961,004

		57,481,168

Building Materials & Construction (0.77%)
Vulcan Materials Co.	160,200	13,296,600

Chemicals (7.98%)
Air Products & Chemicals Inc.	230,000	35,912,200
Dow Chemical Co., The	69,000	3,397,560
E.I. du Pont de Nemours & Co.	132,105	10,284,374
International Flavors & Fragrances Inc.	120,000	14,631,600
Novozymes A/S B Shares	124,350	6,033,681
Sigma-Aldrich Corp.	491,000	67,787,460

		138,046,875

Computer Software & Services (0.96%)
Automatic Data Processing Inc.	47,400	4,211,016
CDK Global Inc.	15,800	739,914
Facebook Inc. Class A (a)	49,575	3,914,938
Google Inc. Class A (a)	3,550	1,997,336
Google Inc. Class C (a)	3,550	1,982,320
SAP SE	52,800	3,713,120

		16,558,644

Computers (2.94%)
Hewlett-Packard Co.	754,000	26,269,360
International Business Machines Corp.	152,100	24,631,074

		50,900,434

Consumer & Marketing (3.19%)
AptarGroup Inc.	134,100	8,833,167
Colgate-Palmolive Co.	80,000	5,665,600
Procter & Gamble Co., The	477,700	40,666,601

		55,165,368

Electronic/Electrical Manufacturing (2.22%)
Emerson Electric Co.	98,600	5,710,912
General Electric Co.	796,300	20,695,837
Keysight Technolgies Inc. (a)	71,893	2,698,863
KLA-Tencor Corp.	45,100	2,929,470

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Linear Technology Corp.	130,100	$6,268,868

		38,303,950

Financial Services (0.44%)
Berkshire Hathaway Inc. Class A (a)	34	7,520,120
Berkshire Hathaway Inc. Class B (a)	533	78,570

		7,598,690

Health Care (9.91%)
Abbott Laboratories	92,000	4,358,040
AbbVie Inc.	92,000	5,566,000
Agilent Technologies Inc.	143,787	6,069,249
Allergan Inc.	154,800	36,028,152
Amgen Inc.	70,750	11,158,690
Baxter International Inc.	29,100	2,012,265
Eli Lilly and Co.	212,000	14,876,040
Johnson & Johnson	417,700	42,818,427
Medtronic PLC	21,600	1,675,944
Merck & Co. Inc.	103,200	6,041,328
Novo Nordisk A/S Sponsored ADR	107,700	5,142,675
Pfizer Inc.	728,140	24,989,765
Zoetis Inc.	229,495	10,577,425

		171,314,000

Machinery & Manufacturing (4.35%)
3M Co.	124,600	21,013,790
ASML Holding NV NY Reg. Shares	32,500	3,499,600
Caterpillar Inc.	262,400	21,752,960
Deere & Co.	38,700	3,506,220
Donaldson Company Inc.	115,800	4,289,232
HNI Corp.	160,000	8,160,000
Illinois Tool Works Inc.	130,600	12,911,116

		75,132,918

Media & Broadcasting (6.43%)
Lee Enterprises Inc. Class A (a)	84,000	252,840
Walt Disney Co., The	1,065,995	110,948,760

		111,201,600

Mining & Metals (2.75%)
BHP Billiton PLC	169,900	4,238,845
Newmont Mining Corp.	29,200	768,836
Nucor Corp.	436,800	20,542,704
Rio Tinto PLC	153,825	7,578,239
Rio Tinto PLC ADR	293,000	14,453,690

		47,582,314

Oil & Gas (5.78%)
BG Group PLC	256,800	3,796,986
Chevron Corp.	288,000	30,723,840
Devon Energy Corp.	76,170	4,691,310
Exxon Mobil Corp.	448,000	39,665,920

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Noble Energy Inc.	39,800	$1,879,754
Royal Dutch Shell PLC ADR Class A	216,400	14,146,068
Schlumberger Ltd.	25,900	2,179,744
Spectra Energy Corp.	79,650	2,826,778

		99,910,400

Retailers (1.34%)
Wal-Mart Stores Inc.	276,700	23,223,431

Telecom & Telecom Equipment (1.76%)
AT&T Inc.	533,359	18,432,890
Corning Inc.	372,300	9,084,120
Verizon Communications Inc.	57,800	2,858,210

		30,375,220

Transportation (0.42%)
GATX Corp.	68,200	4,245,450
Union Pacific Corp.	25,650	3,084,669

		7,330,119

Utilities & Energy (0.33%)
Duke Energy Corp.	72,333	5,681,757

Total Common Stocks
(cost $293,860,426)		1,070,165,046

	Principal amount	Value
Corporate Bonds (19.09%)
Aerospace/Defense (0.30%)
Lockheed Martin Corp.
3.350%, 09/15/2021	$1,000,000	$1,058,983
Boeing Co.
2.350%, 10/30/2021	1,000,000	1,001,844
2.850%, 10/30/2024	1,000,000	1,020,597
Raytheon Co.
3.150%, 12/15/2024	1,000,000	1,029,787
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	1,007,485

		5,118,696

Agriculture, Foods, & Beverage (1.35%)
General Mills Inc.
5.200%, 03/17/2015	500,000	500,878
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,052,939
Hershey Co.
5.450%, 09/01/2016	500,000	534,641
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,118,834
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,225,054
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,102,171

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
PepsiCo Inc.
5.000%, 06/01/2018	$1,000,000	$1,108,551
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	1,028,293
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,151,578
PepsiCo Inc.
2.750%, 03/05/2022	1,000,000	1,018,118
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,025,863
Sysco Corp.
2.600%, 06/12/2022	1,000,000	990,389
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	966,562
Kellogg Co.
2.750%, 03/01/2023	1,000,000	989,600
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	1,010,637
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	1,999,062
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,290,868
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,082,768
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,040,798
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,067,139

		23,304,743

Automotive (0.45%)
American Honda Finance Corp.
2.125%, 10/10/2018	500,000	506,497
Toyota Motor Credit Corp.
2.000%, 10/24/2018	1,000,000	1,018,711
2.100%, 01/17/2019	500,000	508,402
Daimler Finance NA LLC (b)
2.250%, 03/02/2020	500,000	501,890
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,158,976
Toyota Motor Credit Corp.
2.750%, 05/17/2021	1,000,000	1,028,575
3.300%, 01/12/2022	1,000,000	1,058,897
2.625%, 01/10/2023	1,000,000	1,009,791

		7,791,739

Banks (0.73%)
Wachovia Bank NA
5.600%, 03/15/2016	750,000	786,966
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,057,300
5.300%, 03/15/2017	500,000	536,726
Wachovia Corp.
5.750%, 06/15/2017	750,000	827,986

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Wachovia Bank NA
6.000%, 11/15/2017	$500,000	$560,538
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	556,476
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,016,054
US Bancorp
1.950%, 11/15/2018	1,000,000	1,011,908
Wells Fargo & Co.
2.150%, 01/15/2019	500,000	504,636
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,011,275
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,032,476
US Bancorp
3.000%, 03/15/2022	1,000,000	1,029,990
3.700%, 01/30/2024	500,000	536,498
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,064,779
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,036,709

		12,570,317

Chemicals (0.39%)
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,003,164
Monsanto Co.
1.850%, 11/15/2018	500,000	504,828
Praxair Inc.
2.450%, 02/15/2022	2,000,000	1,999,770
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,261,784
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	1,001,288
Praxair Inc.
2.700%, 02/21/2023	1,000,000	1,001,280

		6,772,114

Commercial Service/Supply (0.15%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	542,756
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,033,058

		2,575,814

Computer Software & Services (0.77%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,025,897
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,219,016
2.125%, 11/15/2022	2,000,000	1,969,606
Intel Corp.
2.700%, 12/15/2022	2,000,000	2,016,540

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Microsoft Corp.
2.375%, 05/01/2023	$1,000,000	$993,978
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,900,256
Oracle Corp.
3.625%, 07/15/2023	1,000,000	1,075,669
Google Inc.
3.375%, 02/25/2024	1,000,000	1,066,492

		13,267,454

Computers (0.35%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,115,733
1.875%, 05/15/2019	3,000,000	3,032,760
1.625%, 05/15/2020	2,000,000	1,970,960

		6,119,453

Consumer & Marketing (1.47%)
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,027,752
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,680,990
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,118,401
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,113,071
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,018,040
Kimberly-Clark Corp.
1.900%, 05/22/2019	500,000	501,921
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,354,519
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,141,770
2.625%, 01/15/2022	1,000,000	1,011,504
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,011,873
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	1,977,344
1.950%, 02/01/2023	1,000,000	955,758
2.100%, 05/01/2023	2,000,000	1,938,852
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,479,408
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	977,481
Procter & Gamble Co., The
3.100%, 08/15/2023	2,000,000	2,096,812
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,040,487

		25,445,983

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (0.28%)
Emerson Electric Co.
5.375%, 10/15/2017	$1,000,000	$1,103,967
5.250%, 10/15/2018	500,000	561,340
General Electric Co.
2.700%, 10/09/2022	1,000,000	1,019,543
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	1,004,087
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,060,568

		4,749,505

Financial Services (0.52%)
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	529,422
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	536,336
5.400%, 02/15/2017	500,000	542,636
5.625%, 09/15/2017	500,000	554,538
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,663,072
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	562,180
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,105,546
General Electric Capital Corp.
3.150%, 09/07/2022	1,000,000	1,041,340
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,017,347
3.625%, 05/13/2024	500,000	518,538
3.125%, 01/23/2025	1,000,000	989,339

		9,060,294

Health Care (2.11%)
Baxter International Inc.
1.850%, 01/15/2017	1,000,000	1,014,380
Eli Lilly and Co.
5.200%, 03/15/2017	1,000,000	1,085,723
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,099,513
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,111,948
AstraZeneca PLC
5.900%, 09/15/2017	750,000	840,629
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,130,307
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,231,636
Eli Lilly and Co.
1.950%, 03/15/2019	1,000,000	1,010,880
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,014,512
Amgen Inc.
2.200%, 05/22/2019	1,000,000	1,005,921
AstraZeneca PLC
1.950%, 09/18/2019	500,000	504,350

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Becton Dickinson & Co.
3.125%, 11/08/2021	$1,000,000	$1,022,729
Medtronic Inc.
3.125%, 03/15/2022	2,000,000	2,065,334
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,447,407
Baxter International Inc.
2.400%, 08/15/2022	1,000,000	968,568
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	995,779
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	2,010,082
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,003,455
Medtronic Inc.
2.750%, 04/01/2023	500,000	499,394
Merck & Co. Inc.
2.800%, 05/18/2023	3,000,000	3,043,638
Baxter International Inc.
3.200%, 06/15/2023	1,000,000	1,012,267
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	2,041,714
Johnson & Johnson
3.375%, 12/05/2023	1,500,000	1,618,900
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,060,509
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,597,116
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,052,751
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,025,931
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,043,073
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	999,778

		36,558,224

Machinery & Manufacturing (1.63%)
Cooper U.S. Inc.
5.450%, 04/01/2015	500,000	501,886
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,609,622
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,091,470
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,098,767
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,667,936
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,111,620
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,117,359
3M Co.
1.625%, 06/15/2019	2,000,000	1,992,200

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
John Deere Capital Corp.
2.800%, 03/04/2021	$500,000	$512,108
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,185,962
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	1,010,753
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	1,017,595
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,041,403
Deere & Co.
2.600%, 06/08/2022	2,000,000	2,003,604
Covidien International
3.200%, 06/15/2022	2,000,000	2,068,094
3M Co.
2.000%, 06/26/2022	1,500,000	1,472,670
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	1,013,101
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	991,699
Covidien International
2.950%, 06/15/2023	1,000,000	1,008,653
Honeywell International Inc.
3.350%, 12/01/2023	1,000,000	1,062,573
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,051,914
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,579,250

		28,210,239

Media & Broadcasting (0.42%)
Walt Disney Co., The
6.000%, 07/17/2017	1,000,000	1,117,065
1.850%, 05/30/2019	2,000,000	2,013,860
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,071,726
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	993,853
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,073,350

		7,269,854

Mining & Metals (0.55%)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/2015	2,000,000	2,075,700
5.400%, 03/29/2017	500,000	544,476
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	500,000	504,240
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,481,438
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	500,000	526,508
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,047,808
Alcoa Inc.
5.870%, 02/23/2022	756,000	854,738

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Rio Tinto Finance USA PLC
2.875%, 08/21/2022	$1,000,000	$1,000,214
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	539,096

		9,574,218

Oil & Gas (1.67%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	537,818
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,085,680
Total Capital International SA
1.550%, 06/28/2017	1,500,000	1,515,442
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,105,640
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,110,663
Shell International Finance
1.900%, 08/10/2018	1,000,000	1,015,599
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,020,408
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,375,279
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,303,507
Exxon Mobil Corp.
1.819%, 03/15/2019	1,000,000	1,016,243
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,109,215
Total Capital International SA
2.750%, 06/19/2021	1,000,000	1,026,325
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,957,232
Shell International Finance
2.375%, 08/21/2022	1,000,000	993,104
Chevron Corp.
2.355%, 12/05/2022	1,000,000	985,531
Total Capital International SA
2.700%, 01/25/2023	1,000,000	997,748
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,971,534
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,044,798
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	498,075
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,068,541
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,117,086

		28,855,468

Retailers (1.21%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,028,117
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,048,525

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Target Corp.
5.875%, 07/15/2016	$1,300,000	$1,389,882
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,071,619
Target Corp.
5.375%, 05/01/2017	1,500,000	1,638,117
6.000%, 01/15/2018	500,000	564,748
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,132,098
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,030,543
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,023,080
Target Corp.
2.300%, 06/26/2019	1,000,000	1,023,163
Wal-Mart Stores Inc.
4.250%, 04/15/2021	2,000,000	2,231,522
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,017,089
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,037,497
Home Depot Inc.
2.700%, 04/01/2023	2,000,000	2,026,616
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	1,004,850
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,084,580
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	530,390
Target Corp.
3.500%, 07/01/2024	1,000,000	1,066,241

		20,948,677

Telecom & Telecom Equipment (0.76%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,009,643
2.300%, 03/11/2019	1,000,000	1,002,495
Verizon Communications Inc.
4.500%, 09/15/2020	1,000,000	1,100,002
3.450%, 03/15/2021	1,000,000	1,041,209
AT&T Inc.
3.000%, 02/15/2022	3,000,000	2,970,696
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	961,021
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	1,922,308
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	989,366
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,081,222
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,074,663

		13,152,625

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (0.54%)
United Parcel Service Inc.
5.500%, 01/15/2018	$1,000,000	$1,117,599
Union Pacific Corp.
2.250%, 02/15/2019	1,000,000	1,017,846
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	512,058
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	1,991,518
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,525,950
Union Pacific Corp.
2.750%, 04/15/2023	1,000,000	1,019,064
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,072,608
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,067,647

		9,324,290

Utilities & Energy (3.44%)
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	1,004,920
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,073,438
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,088,388
Consolidated Edison Co. of New York
5.300%, 12/01/2016	1,000,000	1,076,060
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,100,775
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	553,706
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,672,282
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,114,037
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,112,213
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	563,352
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,109,491
Consolidated Edison Co. of New York
5.850%, 04/01/2018	500,000	565,049
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,113,426
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	556,758
2.300%, 09/15/2018	1,000,000	1,026,647
MidAmerican Energy Co.
2.400%, 03/15/2019	1,500,000	1,536,030
Public Service Electric and Gas Co.
1.800%, 06/01/2019	1,000,000	1,001,630

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Kentucky Utilities
3.250%, 11/01/2020	$500,000	$522,899
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,190,694
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	519,496
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	998,248
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	2,043,672
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,019,479
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,009,320
Detroit Edison Co.
2.650%, 06/15/2022	500,000	502,574
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	974,796
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,011,306
Northern States Power Co.
2.150%, 08/15/2022	500,000	488,626
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	986,110
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	1,009,372
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	991,456
PECO Energy Co.
2.375%, 09/15/2022	500,000	493,980
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	985,886
Tampa Electric Co.
2.600%, 09/15/2022	500,000	496,216
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	489,674
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	1,004,617
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	1,011,405
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	1,006,886
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	1,954,412
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,033,744
Pacificorp
2.950%, 06/01/2023	1,000,000	1,024,542
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	1,032,898
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,057,127
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,038,265
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,079,346

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
San Diego Gas & Electric Co.
3.600%, 09/01/2023	$2,000,000	$2,140,316
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	531,414
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,057,152
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,063,671
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,063,204
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,162,736
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,054,351
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,055,875
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,055,918

		59,429,885

Total Corporate Bonds
(cost $316,476,604)		330,099,592

Foreign Government Bonds (0.16%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,709,240

Total Foreign Government Bonds
(cost $2,497,769)		2,709,240

Government Agency Securities (c) (1.87%)
Agency Commercial Mortgage-Backed Securities (1.59%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	10,345,240
2.839%, 10/25/2022	9,524,344	9,906,480
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	7,174,342

		27,426,062

Agency Notes & Bonds (0.28%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,106,650
1.750%, 10/15/2018	1,500,000	1,505,700
3.875%, 02/15/2021	2,000,000	2,217,188

		4,829,538

Total Government Agency Securities
(cost $31,312,864)		32,255,600

U.S. Treasury Obligations (13.52%)
U.S. Treasury Notes
4.125%, 05/15/2015	20,000,000	20,160,940
4.500%, 02/15/2016	15,000,000	15,603,510
5.125%, 05/15/2016	20,000,000	21,140,620
4.625%, 02/15/2017	20,000,000	21,560,940
3.250%, 03/31/2017	5,000,000	5,267,580

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
3.500%, 02/15/2018	$15,000,000	$16,092,180
3.750%, 11/15/2018	10,000,000	10,915,620
3.125%, 05/15/2019	10,000,000	10,708,590
3.625%, 08/15/2019	10,000,000	10,956,250
3.375%, 11/15/2019	10,000,000	10,871,880
3.625%, 02/15/2020	10,000,000	11,025,780
3.500%, 05/15/2020	20,000,000	21,959,380
3.625%, 02/15/2021	10,000,000	11,096,880
2.000%, 11/15/2021	25,000,000	25,330,075
2.500%, 08/15/2023	10,000,000	10,457,030
2.750%, 11/15/2023	10,000,000	10,653,910

Total U.S. Treasury Obligations
(cost $220,785,978)		233,801,165

	Shares	Value
Short-term Investments (3.12%)
JPMorgan U.S. Government Money Market Fund	54,031,686	$54,031,686

Total Short-term Investments
(cost $54,031,686)		54,031,686

TOTAL INVESTMENTS (99.65%)
(cost $918,965,327)		1,723,062,329
OTHER ASSETS, NET OF LIABILITIES (0.35%)		6,100,519

NET ASSETS (100.00%)		$1,729,162,848

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of the security amounted to $501,890 or 0.03% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

ADR - American Depositary Receipt

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 28, 2015

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (93.86%)
U.S. Treasury Notes
4.125%, 05/15/2015	$5,000,000	$5,040,235
1.750%, 07/31/2015	10,000,000	10,067,970
4.250%, 08/15/2015	20,000,000	20,379,680
2.625%, 02/29/2016	10,000,000	10,232,810
2.625%, 04/30/2016	20,000,000	20,529,680
1.500%, 06/30/2016	8,000,000	8,115,000
1.000%, 10/31/2016	10,000,000	10,080,470
3.000%, 02/28/2017	10,000,000	10,467,970
2.375%, 07/31/2017	10,000,000	10,376,560
1.875%, 08/31/2017	10,000,000	10,257,030
1.875%, 09/30/2017	10,000,000	10,253,120
1.875%, 10/31/2017	10,000,000	10,254,690
2.250%, 11/30/2017	10,000,000	10,355,470
2.750%, 12/31/2017	12,500,000	13,123,050
2.625%, 01/31/2018	12,000,000	12,561,564
2.750%, 02/28/2018	10,000,000	10,507,030
2.875%, 03/31/2018	10,000,000	10,550,780
2.625%, 04/30/2018	10,000,000	10,481,250
2.375%, 05/31/2018	10,000,000	10,400,780
2.375%, 06/30/2018	10,000,000	10,401,560
2.250%, 07/31/2018	10,000,000	10,361,720
1.375%, 11/30/2018	10,000,000	10,041,410
1.375%, 12/31/2018	10,000,000	10,029,690
1.250%, 01/31/2019	10,000,000	9,975,780
1.375%, 02/28/2019	10,000,000	10,016,410
1.500%, 03/31/2019	10,000,000	10,056,250
1.125%, 05/31/2019	10,000,000	9,889,840
1.250%, 10/31/2019	15,000,000	14,860,545
1.375%, 01/31/2020	10,000,000	9,940,620
1.125%, 04/30/2020	5,000,000	4,897,655
1.875%, 06/30/2020	10,000,000	10,160,160

Total U.S. Treasury Obligations
(cost $332,581,958)		334,666,779

	Shares	Value
Short-term Investments (5.67%)
JPMorgan U.S. Government Money Market Fund	20,208,746	$20,208,746

Total Short-term Investments
(cost $20,208,746)		20,208,746

TOTAL INVESTMENTS (99.53%)
(cost $352,790,704)		354,875,525
OTHER ASSETS, NET OF LIABILITIES (0.47%)		1,692,659

NET ASSETS (100.00%)		$356,568,184

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (95.47%)
Alabama (1.48%)
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	AA-	$1,030,000	$1,170,533
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,277,866
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	985,492
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,901,264
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,710,885
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,834,844

					9,880,884

Alaska (1.49%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,156,150
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	627,424
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	316,393
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AAA	1,000,000	1,089,540
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	693,917
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,194,182
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose) (Prerefunded to 09-01-2015 @ 100) (b)	4.125%	09/01/2023	Aa2	1,000,000	1,019,680
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.500%	07/01/2025	Aa2	1,190,000	1,401,713
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,408,799

					9,907,798

Arizona (5.19%)
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	531,730
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2016	Aa2	450,000	472,000
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	545,565
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	BBB+	4,180,000	4,693,262
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa2	1,965,000	2,291,563
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	575,500
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	Aa2	2,500,000	2,726,575
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,082,630
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,077,820
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	570,000	613,890
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA-	500,000	605,510
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA-	495,000	532,061
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa2	1,000,000	1,197,410
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,150,100
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,191,790
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	930,000	993,714
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	1,255,000	1,343,816
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,641,930

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA-	$1,060,000	$1,284,487
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,948,304
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,666,245
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,149,640
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,282,910
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	659,140
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,217,980
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	471,104
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2009 Series A	5.000%	01/01/2032	AA	500,000	562,820

					34,509,496

Arkansas (3.67%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA+	1,390,000	1,472,524
Little Rock School District of Pulaski County, Arkansas, Refunding Bonds	3.000%	02/01/2020	NR	1,250,000	1,263,100
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,422,749
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	113,769
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	NR	675,000	688,864
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,573,180
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	382,590
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,448,413
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,119,800
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015 (c)	4.000%	06/01/2027	AA	3,000,000	3,304,080
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,696,740
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	431,850
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,037,630
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	574,445
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	917,924

					24,447,658

California (3.10%)
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,545,300
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	811,343
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	847,447
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	1,160,000	1,265,282
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	2,959,508
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	895,390
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C (Prerefunded to 08-01-2015 @ 100) (b)	4.750%	08/01/2023	A+	1,685,000	1,716,493

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	$1,435,000	$1,564,882
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	934,080
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	4.000%	08/01/2024	Aa3	250,000	286,678
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	274,637
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	643,988
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	AA	1,115,000	1,270,074
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	AA	1,275,000	1,464,082
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,783,227
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,055,640
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,289,099

					20,607,150

Colorado (2.69%)
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2015	Aa2	510,000	526,192
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,723,261
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (b)	4.750%	11/15/2019	Aa2	600,000	619,140
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	205,000	220,361
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,610,110
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	AA	3,300,000	3,482,919
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,673,025
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,134,050
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,630,882
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,070,790
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,184,360

					17,875,090

Connecticut (1.99%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	562,825
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	585,695
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	132,430
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	554,090
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	2,034,900
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	628,518
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,550,000	1,553,162
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.000%	02/01/2023	Aa1	1,550,000	1,540,994
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AAA	620,000	653,052
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,003,280

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Connecticut (Cont.)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	$1,000,000	$1,073,730
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,950,480

					13,273,156

Delaware (0.17%)
State of Delaware, General Obligation Bonds, Series 2007A (Prerefunded to 05-01-2015 @ 100) (b)	4.250%	05/01/2021	Aaa	1,125,000	1,132,459

Florida (5.59%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,123,230
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	2,025,000	2,112,622
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D (Prerefunded to 10-01-2015 @ 100) (b)	3.600%	10/01/2020	Aa2	1,220,000	1,244,034
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,627,829
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	Aa1	1,170,000	1,304,679
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,056,680
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	3,500,000	3,691,625
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	694,926
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	Aa2	1,000,000	1,067,410
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,625,497
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	Aa1	1,215,000	1,344,227
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,603,965
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2022	Aa2	365,000	440,132
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	Aa1	1,290,000	1,422,483
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2023	Aa2	200,000	240,064
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A1	3,000,000	3,031,860
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,638,175
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,366,360
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,937,394
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	Aa2	2,000,000	2,264,400
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	477,768
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	AAA	1,210,000	1,233,547
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C (Economically Defeased to 06-01-2015 @ 101) (b)	4.750%	06/01/2029	NR	790,000	806,440
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	873,750

					37,229,097

Georgia (1.74%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	215,304
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	283,182
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,098,005
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,184,120
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa3	1,660,000	1,950,450
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	843,930
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	AA-	1,000,000	1,164,930
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	Aaa	1,000,000	1,142,210

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (Cont.)
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	$2,300,000	$2,676,763

					11,558,894

Hawaii (0.78%)
City and County of Honolulu, General Obligation Bonds, Series 2005F (Prerefunded to 07-01-2015 @ 100) (b)	5.000%	07/01/2026	Aa1	2,140,000	2,173,919
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,327,760
County of Hawaii, General Obligation Bonds, 2013 Series A	5.000%	09/01/2031	AA-	575,000	667,966

					5,169,645

Idaho (0.17%)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.625%	08/01/2022	AA	1,000,000	1,096,850

Illinois (1.81%)
Community Unit School District Number 200-U Will County, Illinois (Prerefunded to 11-01-2015 @ 100) (b)	5.000%	11/01/2019	A1	1,650,000	1,702,404
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A (Prerefunded to 07-01-2015 @ 100) (b)	4.125%	01/01/2020	Aa3	5,000,000	5,065,050
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,561,456
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,405,116
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,340,900

					12,074,926

Indiana (1.97%)
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A (Prerefunded to 07-15-2015 @ 100) (b)	5.000%	07/15/2018	AA-	1,665,000	1,694,237
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	241,387
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	AA-	910,000	995,959
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,258,119
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	259,061
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,375,128
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	571,240
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	201,929
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,210,605
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	243,601
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	237,621
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA	1,000,000	1,057,010
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,742,808

					13,088,705

Iowa (2.21%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa2	990,000	999,306
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006 (Escrowed to maturity) (b)	4.000%	11/01/2015	Aa1	975,000	999,560
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	525,320
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa2	1,190,000	1,301,586
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa2	1,350,000	1,461,280
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,968,262

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	$1,750,000	$1,938,125
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2017 @ 100) (b)	5.000%	06/01/2027	Aa3	2,000,000	2,197,060
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,170,896
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,148,180

					14,709,575

Kansas (3.25%)
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,017,380
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	540,000	555,142
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	370,000	380,268
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.500%	09/01/2022	Aaa	1,000,000	1,098,400
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	2,028,030
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	973,963
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.500%	09/01/2023	Aaa	1,615,000	1,773,916
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.625%	09/01/2024	Aaa	1,895,000	2,087,324
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,317,020
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,242,077
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C (Prerefunded to 10-01-2015 @ 101) (b)	5.000%	10/01/2025	AA-	1,240,000	1,286,798
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,495,191
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C	4.500%	09/01/2028	Aa2	3,000,000	3,378,540

					21,634,049

Kentucky (1.66%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,344,577
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	Aa3	2,040,000	2,194,102
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.500%	11/01/2020	Aa1	1,565,000	1,673,642
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	Aa3	1,780,000	1,933,347
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,664,775
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.250%	11/01/2025	Aa1	1,000,000	1,065,290
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,198,789

					11,074,522

Louisiana (0.27%)
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A (Prerefunded to 05-01-2015 @ 100) (b)	5.000%	05/01/2019	A+	1,340,000	1,350,372

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Louisiana (Cont.)
Caddo Parish, Louisiana, General Obligation Bonds Series 2007 (Prerefunded to 02-01-2017 @ 100) (b)	4.500%	02/01/2020	Aa2	$405,000	$436,371

					1,786,743

Maine (0.59%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	109,379
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,842,739

					3,952,118

Maryland (1.33%)
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	4.000%	10/01/2017	Aaa	455,000	465,142
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,023,320
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2026	Aaa	2,075,000	2,272,602
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A (Prerefunded to 04-01-2018 @ 100) (b)	4.625%	04/01/2026	Aa1	2,140,000	2,387,448
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa2	1,500,000	1,728,480

					8,876,992

Massachusetts (0.70%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2034	Aaa	2,000,000	2,322,340
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	2,000,000	2,319,120

					4,641,460

Michigan (3.71%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	Aa2	500,000	544,070
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	494,626
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,089,040
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa2	425,000	502,843
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	Aa2	2,000,000	2,166,000
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	Aa2	700,000	759,682
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	326,604
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	450,000	537,291
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,622,986
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	473,008
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	709,134
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,219,547
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	764,071
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,511,836

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	$1,290,000	$1,382,699
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,502,745
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,187,684
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,178,370
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	835,830
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	894,040

					24,702,106

Minnesota (0.66%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	3,284,971
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,138,830

					4,423,801

Mississippi (1.93%)
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,079,280
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A2	1,000,000	1,019,420
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A (Prerefunded to 08-01-2017 @ 100) (b)	4.375%	08/01/2019	Aa2	475,000	518,168
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B (Prerefunded to 08-01-2017 @ 100) (b)	4.375%	08/01/2019	Aa2	525,000	572,712
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A (Prerefunded to 08-01-2017 @ 100) (b)	4.500%	08/01/2020	Aa2	500,000	546,930
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B (Prerefunded to 08-01-2017 @ 100) (b)	4.500%	08/01/2020	Aa2	400,000	437,544
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	AA-	1,000,000	1,162,490
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	AA-	2,480,000	2,821,446
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	NR	2,290,000	2,569,632
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	NR	1,000,000	1,121,150

					12,848,772

Missouri (3.12%)
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	1,850,000
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,149,390
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	561,842
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	492,637
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	NR	815,000	879,801
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	640,000	694,336
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,302,048

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	$3,000,000	$3,428,310
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @ 100) (b)	4.750%	03/01/2027	Aa1	5,750,000	6,342,710
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,221,420
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	750,000	863,700

					20,786,194

Montana (0.08%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA	490,000	498,158

Nebraska (2.91%)
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2018	Aa2	2,140,000	2,205,291
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2019	Aa2	2,140,000	2,205,291
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,662,124
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,418,407
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,862,968
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,285,120
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,294,812
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	768,931
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2030	AA-	700,000	823,067
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A	1,900,000	2,157,963
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	565,000	659,621

					19,343,595

New Hampshire (0.55%)
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A	4.750%	07/15/2016	Aa1	400,000	406,660
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A (Prerefunded to 07-15-2015 @ 100) (b)	4.750%	07/15/2016	NR	115,000	116,894
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,488,640
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	Aa3	1,500,000	1,635,645

					3,647,839

New Jersey (2.61%)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,410,000	1,477,990
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,985,899
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,715,437
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	A+	1,075,000	1,229,402
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA	315,000	331,405

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	$750,000	$846,525
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,875,447
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA	685,000	718,449
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,346,417
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	840,428
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA	600,000	625,830
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA	465,000	513,332
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,613,690
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aa2	1,140,000	1,235,087

					17,355,338

New Mexico (3.41%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,913,875
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,655,475
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005 (Prerefunded to 05-15-2015 @ 100) (b)	5.000%	05/15/2022	AA-	1,365,000	1,378,159
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,110,200
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005 (Prerefunded to 05-15-2015 @ 100) (b)	5.000%	05/15/2023	AA-	1,320,000	1,332,725
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	2,450,000	2,689,782
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B (Prerefunded to 08-01-2016 @ 100) (b)	4.500%	08/01/2023	AA	2,000,000	2,117,960
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A (c)	2.000%	08/15/2023	Aaa	1,030,000	1,033,986
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005 (Prerefunded to 07-01-2015 @ 100) (b)	4.400%	07/01/2024	Aa2	1,000,000	1,013,740
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A (c)	2.250%	08/15/2024	Aaa	1,050,000	1,054,022
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015 (c)	3.000%	08/15/2025	Aaa	1,235,000	1,298,108
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	732,658
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	757,078
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	775,728
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	798,465

					22,661,961

New York (3.37%)
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B (Economically Defeased to 06-15-2015 @ 100) (b)	4.000%	06/15/2017	Aa3	1,000,000	1,010,880
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	1,730,000	1,777,592
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	04/01/2019	NR	270,000	277,412
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	1,665,000	1,759,139
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	825,000	850,781
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	725,962

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA	$410,000	$438,561
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	652,844
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	3,000,000	3,302,100
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,390,766
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA	465,000	496,262
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,771,994
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	488,782
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,103,090
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,495,840
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa2	2,500,000	2,897,925

					22,439,930

North Carolina (1.51%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aaa	1,000,000	1,074,070
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006 (Prerefunded to 07-01-2016 @ 100) (b)	4.375%	07/01/2019	Aa1	855,000	901,033
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	Aa2	1,000,000	1,148,940
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	AA-	545,000	581,183
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,118,110
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,098,020
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,555,000	1,696,909
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,106,330
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	Aa2	1,210,000	1,323,704

					10,048,299

North Dakota (0.16%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,075,630

Ohio (3.14%)
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,679,192
State of Ohio, Common Schools General Obligation Bonds, Series 2005C (Prerefunded to 06-15-2015 @ 100) (b)	4.300%	06/15/2021	Aa1	2,000,000	2,023,160
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,228,770
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,104,262
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2024	Aaa	2,155,000	2,418,276
State of Ohio, Common Schools General Obligation Bonds, Series 2006D (Prerefunded to 03-15-2016 @ 100) (b)	4.300%	09/15/2025	Aa1	2,000,000	2,084,580
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,655,983
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax) (c)	4.000%	12/01/2027	Aa3	1,250,000	1,354,862

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2028	AA-	$1,000,000	$1,163,390
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2029	Aa3	800,000	929,784
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2030	Aa3	1,335,000	1,543,821
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2032	AA-	1,500,000	1,718,205

					20,904,285

Oklahoma (1.17%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,319,150
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,750,150
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,584,822
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,156,749

					7,810,871

Oregon (2.37%)
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,164,207
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	75,000	78,027
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,106,850
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,682,790
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,452,706
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2025	Aa1	745,000	865,735
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2026	Aa1	670,000	778,580
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2027	Aa1	750,000	871,545
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	AA	1,335,000	1,492,957
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A	2,500,000	2,989,550
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,292,700

					15,775,647

Pennsylvania (1.93%)
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,440,323
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa2	1,605,000	1,766,640
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa2	2,505,000	2,722,534
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	2,200,000	2,583,438
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,742,700
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,365,000	1,601,950

					12,857,585

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Rhode Island (0.17%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2023	Aa2	$1,000,000	$1,099,830

South Carolina (1.87%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A1	1,000,000	1,092,660
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	AA-	2,315,000	2,627,016
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,889,953
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,169,343
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B (Prerefunded to 03-01-2017 @ 100) (b)	4.450%	03/01/2025	Aa2	1,000,000	1,078,810
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	888,400
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,257,148
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,468,254

					12,471,584

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	260,402

Tennessee (2.74%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,162,518
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa2	655,000	700,221
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,202,097
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa2	670,000	710,381
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA	2,000,000	2,245,200
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100) (b)	4.000%	07/01/2023	NR	1,105,000	1,254,341
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	981,851
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.400%	10/01/2023	AA+	1,050,000	1,075,820
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,112,010
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,000,000	2,144,660
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	781,267
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	804,278
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	828,398
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA	1,065,000	1,246,519

					18,249,561

Texas (3.73%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,162,820
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A (Prerefunded to 02-15-2016 @ 100) (b)	5.000%	02/15/2020	AA+	1,535,000	1,604,842
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 02-15-2017 @ 100) (b)	4.750%	02/15/2021	Aa2	490,000	531,101
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,122,320

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 02-15-2017 @ 100) (b)	4.750%	02/15/2022	Aa2	$470,000	$509,424
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA+	375,000	411,938
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA+	395,000	433,505
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,773,244
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,324,200
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,276,991
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,855,969
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,419,340
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,910,746
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,129,040
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA	1,000,000	1,144,400
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA	1,000,000	1,077,590
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A (Prerefunded to 02-15-2018 @ 100) (b)	5.250%	02/15/2028	Aa2	1,000,000	1,129,040

					24,816,510

Utah (1.08%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	453,509
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	660,480
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,581,862
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A (c)	3.000%	12/15/2025	Aa1	1,260,000	1,316,561
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,195,230

					7,207,642

Virginia (2.58%)
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,044,470
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,755,290
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (b)	4.125%	12/01/2020	Aaa	2,100,000	2,236,374
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,658,025
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007	5.000%	06/01/2023	Aa3	1,235,000	1,346,817
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,400,000	1,543,934
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	Aa2	2,000,000	2,385,440
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aa1	650,000	713,557
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa2	1,205,000	1,315,426
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,144,300

					17,143,633

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (4.28%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006 (Prerefunded to 06-01-2016 @ 100) (b)	5.000%	12/01/2020	Aa2	$1,000,000	$1,058,200
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	985,000	1,072,616
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100) (b)	4.750%	09/01/2022	NR	15,000	16,549
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA+	680,000	704,759
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	644,341
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	608,722
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2006B	5.000%	12/01/2023	A2	1,000,000	1,075,020
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,036,869
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,562,080
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	Aa2	565,000	635,557
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	Aa2	1,325,000	1,570,218
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	AA+	1,000,000	1,109,820
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,348,367
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,280,380
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	Aa2	500,000	561,740
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,774,250
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,149,790
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	Aa2	985,000	1,149,180
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,405,697
State of Washington, Various Purpose General Obligation Bonds, Series 2009A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2031	Aa1	1,500,000	1,700,460

					28,464,615

West Virginia (1.55%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,975,128
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,773,536
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA	1,105,000	1,203,157
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA	2,180,000	2,357,387

					10,309,208

Wisconsin (2.69%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	250,000	260,255
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 10-01-2016 @ 100) (b)	4.750%	10/01/2021	Aa3	545,000	583,079
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 04-01-2017 @ 100) (b)	4.750%	04/01/2022	Aa2	1,000,000	1,088,270

26	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	$175,000	$182,840
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	926,944
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	294,932
State of Wisconsin, General Obligation Bonds of 2007, Series B (Prerefunded to 05-01-2015 @ 100) (b)	4.750%	05/01/2023	Aa2	2,335,000	2,352,326
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	346,914
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,172,320
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C	5.000%	04/01/2029	AA+	3,000,000	3,488,880
State of Wisconsin, General Obligation Bonds of 2008, Series D (Prerefunded to 05-01-2018 @ 100) (b)	6.000%	05/01/2029	Aa2	1,000,000	1,159,800
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A+	1,000,000	1,171,160
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A+	2,000,000	2,320,440
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A+	2,200,000	2,538,558

					17,886,718

Wyoming (0.26%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007 (Prerefunded to 12-01-2015 @ 100) (b)	5.000%	12/01/2024	AA	1,700,000	1,760,571

Total Long-term Municipal Bonds
(cost $597,938,909)					635,377,552

				Shares	Value
Short-term Investments (4.99%)
JPMorgan Tax Free Money Market Fund				33,209,694	$33,209,694

Total Short-term Investments
(cost $33,209,694)					33,209,694

TOTAL INVESTMENTS (100.46%)
(cost $631,148,603)					668,587,246
LIABILITIES, NET OF OTHER ASSETS (-0.46%)					(3,059,314)

NET ASSETS (100.00%)					$665,527,932

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

NR - Not Rated

See accompanying notes to schedules of investments.	27

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal circumstances approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at February 28, 2015. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 28, 2015, the Municipal Bond Fund had commitments of $9,335,710 (representing 1.40% of net assets) for when-issued securities.

28

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

29

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of February 28, 2015:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$4,255,649,145	$—	$—	$4,255,649,145
Short-term Investments	34,369,847	—	—	34,369,847
Balanced Fund
Common Stocks (a)	1,070,165,046	—	—	1,070,165,046
Corporate Bonds (a)	—	330,099,592	—	330,099,592
Foreign Government Bonds	—	2,709,240	—	2,709,240
Agency Commercial Mortgage-Backed Securities	—	27,426,062	—	27,426,062
Agency Notes & Bonds	—	4,829,538	—	4,829,538
U.S. Treasury Obligations	—	233,801,165	—	233,801,165
Short-term Investments	54,031,686	—	—	54,031,686
Interim Fund
U.S. Treasury Obligations	—	334,666,779	—	334,666,779
Short-term Investments	20,208,746	—	—	20,208,746
Municipal Bond Fund
Long-term Municipal Bonds	—	635,377,552	—	635,377,552
Short-term Investments	33,209,694	—	—	33,209,694

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2014 or for the period ended February 28, 2015. There were no transfers of securities between Level 1 and Level 2 as of February 28, 2015 as compared to November 30, 2014.

4.	Income Taxes

As of February 28, 2015, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,193,896,354	$3,099,740,687	$(3,618,049)	$3,096,122,638
Balanced Fund	918,965,327	806,916,767	(2,819,765)	804,097,002
Interim Fund	352,790,704	2,997,848	(913,027)	2,084,821
Municipal Bond Fund	631,148,603	37,809,164	(370,521)	37,438,643

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

30

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     April 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     April 27, 2015

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date     April 27, 2015